PENSION BENEFITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of components of net periodic benefit (credit) cost and net periodic benefit costs
The components of net periodic benefit (credit) cost for the Company’s defined benefit pension plans for the Successor and Predecessor were as follows (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Service cost	$16	$14
Interest cost	259	51
Expected return on plan assets	(399)	—
Recognized actuarial loss	9	40
Net periodic benefit (credit) cost	$(115)	$105
Net periodic benefit (credit) cost is reflected in the Company’s consolidated financial statements as follows for the Successor and Predecessor periods presented (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Selling, general and administrative expense	$16	$14
Other income, net	(131)	91
Net periodic benefit (credit) cost	$(115)	$105

The components of net periodic benefit (credit) cost for the Company’s defined benefit pension plans for the Successor and Predecessor were as follows (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Service cost	$94	$41	$692	$864
Interest cost	545	593	1,410	1,320
Expected return on plan assets	(783)	(817)	(1,462)	(1,507)
Amortization of prior service cost	—	33	149	149
Amortization of net actuarial loss	—	276	1,332	1,344
Settlement/curtailment expense	(25)	—	317	—
Net periodic benefit (credit) cost	$(169)	$126	$2,438	$2,170
Net periodic benefit (credit) cost is reflected in the Company’s consolidated and combined financial statements as follows for the Successor and Predecessor periods presented (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Cost of Goods Sold	$—	$—	$614	$500
Selling, general and administrative expense	69	41	1,824	1,670
Other (expense) income, net	(238)	85	—	—
Net periodic benefit (credit) cost	$(169)	$126	$2,438	$2,170